GOF SA-4
                        SUPPLEMENT DATED JANUARY 1, 2008
                     TO THE CURRENTLY EFFECTIVE STATEMENT OF
               ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS


                          FRANKLIN CAPITAL GROWTH FUND

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                Franklin California Insured Tax-Free Income Fund
           Franklin California Intermediate-Term Tax-Free Income Fund
              Franklin California Limited-Term Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                     FRANKLIN GOLD AND PRECIOUS METALS FUND

                           FRANKLIN HIGH INCOME TRUST
                            Franklin High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                             Franklin Balanced Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                            Franklin Real Return Fund
                           Franklin Total Return Fund

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
            Franklin New York Intermediate-Term Tax-Free Income Fund
               Franklin New York Limited-Term Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                            FRANKLIN STRATEGIC SERIES
                      Franklin Biotechnology Discovery Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                       Franklin Growth Opportunities Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
             Franklin Federal Intermediate-Term Tax-Free Income Fund
               Franklin Federal Limited-Term Tax-Free Income Fund
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
               Franklin Massachusetts Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                 Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund

                         FRANKLIN VALUE INVESTORS TRUST
                           Franklin All Cap Value Fund
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                           Franklin Mid Cap Value Fund
                          Franklin Small Cap Value Fund

The Statement of Additional Information is amended as follows:

The investment management fee schedule in the section entitled, "Management and Other Services - Management fees" is revised as follows:

FRANKLIN CAPITAL GROWTH FUND, FRANKLIN GOLD AND PRECIOUS METALS FUND, FRANKLIN REAL ESTATE SECURITIES FUND, FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND, FRANKLIN GLOBAL HEALTH CARE FUND, FRANKLIN NATURAL RESOURCES FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN BALANCE SHEET INVESTMENT FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o 0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion; and

o     0.400% of the value of net assets in excess of $15 billion.


FRANKLIN DYNATECH FUND, FRANKLIN GROWTH FUND, FRANKLIN U.S.
GOVERNMENT SECURITIES FUND, FRANKLIN HIGH INCOME FUND, FRANKLIN
CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY INCOME FUND AND
FRANKLIN STRATEGIC INCOME FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o 0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion;

o 0.360% of the value of net assets over $20 billion and not over $35 billion;

o 0.355% of the value of net assets over $35 billion and not over $50 billion; and

o     0.350% of the value of net assets in excess $50 billion.



FRANKLIN INCOME FUND AND FRANKLIN UTILITIES FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o 0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion;

o 0.360% of the value of net assets over $20 billion and not over $35 billion;

o 0.355% of the value of net assets over $35 billion and not over $50 billion;

o 0.350% of the value of net assets over $50 billion and not over $65 billion;

o 0.345% of the value of net assets over $65 billion and not over $80 billion; and

o     0.340% of the value of net assets in excess of $80 billion.


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND, FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, FRANKLIN FEDERAL TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND, FRANKLIN TENNESSEE MUNICIPAL BOND FUND, FRANKLIN NEW YORK TAX-FREE INCOME FUND, FRANKLIN ALABAMA TAX-FREE INCOME FUND, FRANKLIN ARIZONA TAX-FREE INCOME FUND, FRANKLIN COLORADO TAX-FREE INCOME FUND, FRANKLIN CONNECTICUT TAX-FREE INCOME FUND, FRANKLIN DOUBLE TAX-FREE INCOME FUND, FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND, FRANKLIN FLORIDA TAX-FREE INCOME FUND, FRANKLIN GEORGIA TAX-FREE INCOME FUND FRANKLIN HIGH YIELD TAX-FREE INCOME FUND, FRANKLIN INSURED TAX-FREE INCOME FUND, FRANKLIN KENTUCKY TAX-FREE INCOME FUND FRANKLIN LOUISIANA TAX-FREE INCOME FUND, FRANKLIN MARYLAND TAX-FREE INCOME FUND, FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND, FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND, FRANKLIN MISSOURI TAX-FREE INCOME FUND, FRANKLIN NEW JERSEY TAX-FREE INCOME FUND, FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND, FRANKLIN OHIO INSURED TAX-FREE INCOME FUND, FRANKLIN OREGON TAX-FREE INCOME FUND, FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND, FRANKLIN VIRGINIA TAX-FREE INCOME FUND, FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND, FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND AND NEW YORK TAX-EXEMPT MONEY FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o 0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion; and

o     0.360% of the value of net assets in excess of $20 billion.

FRANKLIN MUTUAL SHARES FUND

MANAGEMENT FEES The Fund pays the manager a fee equal to an annual rate of:

o 0.60% of the value of net assets up to and including $5 billion;

o 0.57% of the value of net assets over $5 billion up to and including $10 billion;

o 0.55% of the value of net assets over $10 billion up to and including $15 billion;

o 0.53% of the value of net assets over $15 billion up to and including $20 billion;

o 0.51% of the value of net assets over $20 billion up to and including $25 billion;

o 0.49% of the value of net assets over $25 billion up to and including $30 billion;

o 0.48% of the value of net assets over $30 billion up to and including $35 billion; and

o     0.47% of the value of net assets in excess of $35 billion.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.